SHARE-BASED COMPENSATION - Narrative - SECURITIZE, INC. AND SUBSIDIARIES (Details) - Securitize, Inc. and Subsidiaries - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangment [Line Items]
Exercise price, percentage, not less than	100.00%
Award vesting period	4 years
Expiration period	10 years
Awards vesting rights, percentage	10.00%
Exercise price of stock percentage	110.00%
Weighted-average grant-date fair value of options granted (in usd per share)	$ 3.94	$ 1.13
Total intrinsic value of options exercised	$ 1,562,378	$ 0
Unrecognized compensation expense	$ 3,176,401
Unrecognized compensation expense, weighted average period	1 year 8 months 12 days
Weighted value approach percentage	50.00%
2018 Plan
Share-Based Payment Arrangment [Line Items]
Shares available for future grant (in shares)	1,148,504
2018 Plan | Class A
Share-Based Payment Arrangment [Line Items]
Number of shares that may be issued (in shares)	5,100,000